Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
TOTAL REVENUE	$ 13,791,303	$ 20,578,340	[1]	$ 18,189,274	[1]
TOTAL COST	7,189,092	10,924,246		9,867,508
GROSS PROFIT	6,602,211	9,654,094		8,321,766
Administrative expenses	6,657,972	4,299,820		3,621,570
Research and development expenses	3,592,843	4,756,088		4,031,313
Selling expenses	523,557	429,362		1,119,586
(LOSS) INCOME FROM OPERATIONS	(4,172,161)	168,824		(450,703)
Subsidy income	431,555	556,187		476,517
Other income (loss), net	238,200	400,566		281,556
Interest income	133,517	36,381		7,900
Interest expense and debt discounts expense	(499,852)	(484,403)		(450,024)
Change in fair value of warrant liability				3,720
(Loss) income before income taxes	(3,868,741)	677,555		(131,034)
Income tax benefit	274,480	1,201,231		1,070,343
NET (LOSS) INCOME	(3,594,261)	1,878,786		939,309
Less: net (loss) income attributable to the non-controlling interest	11,929	(186,803)		(80,704)
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$ (3,582,332)	$ 1,691,983		$ 858,605
(Loss) earnings per share - Basic and Diluted
Basic	$ (0.09)	$ 0.04		$ 0.02
Diluted	(0.09)	0.04		0.02
(LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	(0.09)	0.04		0.02
Diluted	$ (0.09)	$ 0.04		$ 0.02
Products [Member]
TOTAL REVENUE	$ 3,116,145	$ 6,546,016		$ 4,312,048
TOTAL COST	6,448,965	9,808,837		8,973,539
Products - Related Parties [Member]
TOTAL REVENUE	7,352,236	9,373,272		9,103,222
Software [Member]
TOTAL REVENUE	2,246,497	3,037,912		3,441,582
TOTAL COST	525,473	783,702		733,617
Software - Related Parties [Member]
TOTAL REVENUE		45,400
System Integration [Member]
TOTAL REVENUE				390,465
TOTAL COST	57,911	227,677		135,224
Others [Member]
TOTAL REVENUE	969,751	1,490,324		884,584
TOTAL COST	156,743	104,030		25,128
Others - Related Parties [Member]
TOTAL REVENUE	$ 106,674	$ 85,416		$ 57,373

[1]	Revenues by operating segments exclude intercompany transactions.